BUSINESS COMBINATIONS - Shares Outstanding (Details)	Dec. 31, 2022 shares	Oct. 27, 2022 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	97,865,777	96,465,677
Percentage of shares issued and outstanding		1.000
BOA
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		6,703,999
Percentage of shares issued and outstanding		0.069
Existing Selina Shareholders (post subdivision)
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		82,261,678
Percentage of shares issued and outstanding		0.853
PIPE Shares & Payables Settlement Shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		7,125,000
Percentage of shares issued and outstanding		0.074
BCA Bridge Loan Warrants
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		375,000
Percentage of shares issued and outstanding		0.004